Risk Management Overview - Schedule of Concentration Risk (Details) - MYR (RM)	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Customer A [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk	RM 70,400,000		RM 69,000,000			[1]
Expected credit loss rate	30.00%		35.00%			[1]
Customer B [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk		[1]	RM 44,000,000		RM 27,000,000
Expected credit loss rate		[1]	22.00%		46.00%
Customer C [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk	RM 131,200,000		RM 23,520,000			[1]
Expected credit loss rate	56.00%		12.00%			[1]
Customer D [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk		[1]		[1]	RM 8,000,000
Expected credit loss rate		[1]		[1]	14.00%
Customer E [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk		[1]		[1]	RM 17,000,000
Expected credit loss rate		[1]		[1]	29.00%

[1]	Less than 10% of total revenue.